U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 2, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”) File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Securian AM Real Asset Income Fund, Securian AM Dynamic Managed Volatility Fund, and Securian AM Managed Volatility Equity Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 29, 2018, and filed electronically as Post-Effective Amendment No. 393 under the 1933 Act, and Amendment No. 394, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on December 21, 2018.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.